OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES

NOTE 7  -  OTHER CURRENT LIABILITIES

A.Consists of:

	As of December 31,
	2 0 1 9	2 0 1 8

Accrued salaries and fringe benefits	$12,080	$14,281
Accrued warranty costs (See B below)	5,132	5,622
Governmental institutions	4,193	4,417
Other	346	759
	$21,751	$25,079

B.Accrued Warranty Costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2019 and 2018:

	As of December 31,
	2 0 1 9	2 0 1 8

Balance as of beginning of year	$5,622	$5,055
Services provided under warranty	(6,759)	(6,428)
Changes in provision	6,269	6,995
Balance as of end of year	$5,132	$5,622